Non-vested Stock Option Activity (Detail) (CAD)	12 Months Ended
Dec. 31, 2012
Stock Option Activity And Changes [Line Items]
Non-vested options ,beginning balance	2,100,369
Granted	1,263,622
Vested	829,035
Non-vested options, ending balance	2,534,956
Non-vested options Weighted Average Grant Date Fair value value, beginning balance	0.85
Granted, Weighted Average Grant Date Fair value value	1.49
Vested, Weighted Average Grant Date Fair value value	0.81
Non-vested options Weighted Average Grant Date Fair value value, ending balance	1.18